Deposits	12 Months Ended
Dec. 31, 2012
Deposits

NOTE 12 – DEPOSITS

Deposits at December 31, 2012 and 2011 are summarized as follows:

(Dollars in thousands)	2012	2011
Negotiable order of withdrawal (NOW)	$4,490,914	$3,361,855
Money market deposits accounts (MMDA)	3,738,480	3,049,151
Savings deposits	364,703	332,351
Certificates of deposit and other time deposits	2,154,180	2,545,656

Total deposits	$10,748,277	$9,289,013

Total time deposits summarized by denomination at December 31, 2012 and 2011 are as follows:

(Dollars in thousands)	2012	2011
Time deposits less than $100,000	$1,007,665	$1,168,025
Time deposits greater than $100,000	1,146,515	1,377,631

Total certificates of deposit and other time deposits	$2,154,180	$2,545,656

A schedule of maturities of all certificates of deposit as of December 31, 2012 is as follows:

(Dollars in thousands)	Amount
Year ending December 31,
2013	$1,538,582
2014	284,154
2015	152,020
2016	114,232
2017	37,387
2018 and thereafter	27,805

Total certificates of deposit and other time deposits	$2,154,180